Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Poland
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	€ 6
Gross carrying amount | Purchased credit impaired | Stage 3: lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(11)
Closing balance	(7)	€ (11)
Provisions
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(5,839)
Increase in loan loss provisions	559	520
Closing balance	(6,117)	(5,839)
Provisions | IFRS-9 eligible financial assets
Disclosure of credit risk exposure [line items]
Disposals and redemptions		(553)
Increase in loan loss provisions		483
Provisions | Non-credit replacement guarantees
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions		(31)
Provisions | Modification gains and losses on restructured financial assets
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions		68
Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	1,025,043	967,655
New financial assets originated or purchased	(106,366)	(195,775)
Disposals and redemptions	(66,495)	(137,705)
Net drawdowns and repayments	(6,585)
Changes in models/risk parameters		41,511
Write-offs	(379)	(790)
Disposals3		(321)
Closing balance	1,057,950	1,025,043
Loans | Gross carrying amount | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		41,939
Loans | Gross carrying amount | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		1,009,595
Loans | Gross carrying amount | 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	937,633	885,222
New financial assets originated or purchased	(106,366)	(195,775)
Disposals and redemptions	(58,961)	(121,991)
Net drawdowns and repayments	(2,505)
Changes in models/risk parameters		38,758
Write-offs		(3)
Closing balance	975,522	937,633
Loans | Gross carrying amount | 12-month ECL (Stage 1) | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		37,078
Loans | Gross carrying amount | 12-month ECL (Stage 1) | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		922,300
Loans | Gross carrying amount | 12-month ECL (Stage 1) | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(16,436)	(11,832)
Loans | Gross carrying amount | 12-month ECL (Stage 1) | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		2,053
Loans | Gross carrying amount | 12-month ECL (Stage 1) | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	21,990	29,470
Loans | Gross carrying amount | 12-month ECL (Stage 1) | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	1,457
Loans | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	75,454	70,725
Disposals and redemptions	(6,485)	(14,239)
Net drawdowns and repayments	(3,893)
Changes in models/risk parameters		2,525
Write-offs
Disposals3		(38)
Closing balance	68,969	75,454
Loans | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		4,704
Loans | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		75,429
Loans | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	16,237	11,583
Loans | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		1,775
Loans | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(22,489)	(30,185)
Loans | Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	2,360
Loans | Gross carrying amount | Lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	11,956	11,708
Disposals and redemptions	(1,048)	(1,475)
Net drawdowns and repayments	(188)
Changes in models/risk parameters		229
Write-offs	(379)	(787)
Disposals3		(283)
Closing balance	13,459	11,956
Loans | Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		158
Loans | Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		11,866
Loans | Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	199	249
Loans | Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		(3,828)
Loans | Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	498	716
Loans | Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(3,817)
Loans | Provisions
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(5,839)	(6,101)
Net remeasurement of loan loss provisions	(163)	(184)
New financial assets originated or purchased	118	204
Disposals and redemptions	(232)
Net drawdowns and repayments		102
Changes in models/risk parameters	(19)
Increase in loan loss provisions	553	452
Write-offs	(379)	(790)
Disposals3	(3)	(321)
Recoveries of amounts previously written off	23	71
Foreign exchange and other movements	85	231
Closing balance	(6,117)	(5,839)
Loans | Provisions | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(95)
Loans | Provisions | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(6,196)
Loans | Provisions | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(162)	(247)
Loans | Provisions | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		853
Loans | Provisions | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	194	277
Loans | Provisions | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	817
Loans | Provisions | 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(517)	(581)
Net remeasurement of loan loss provisions	(72)	(149)
New financial assets originated or purchased	117	204
Disposals and redemptions	(45)	(72)
Net drawdowns and repayments		8
Changes in models/risk parameters	(2)
Increase in loan loss provisions	(19)	(58)
Write-offs		(3)
Disposals3	(1)
Foreign exchange and other movements	(3)	(12)
Closing balance	(494)	(517)
Loans | Provisions | 12-month ECL (Stage 1) | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(9)
Loans | Provisions | 12-month ECL (Stage 1) | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(590)
Loans | Provisions | 12-month ECL (Stage 1) | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	21	28
Loans | Provisions | 12-month ECL (Stage 1) | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		(10)
Loans | Provisions | 12-month ECL (Stage 1) | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(32)	(67)
Loans | Provisions | 12-month ECL (Stage 1) | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(6)
Loans | Provisions | Lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,435)	(1,679)
Net remeasurement of loan loss provisions	(88)	(94)
Disposals and redemptions	(93)	(215)
Net drawdowns and repayments		10
Changes in models/risk parameters	(15)
Increase in loan loss provisions	(247)	(204)
Write-offs
Disposals3	(2)	(38)
Foreign exchange and other movements	5	(15)
Closing balance	(1,190)	(1,435)
Loans | Provisions | Lifetime ECL not credit impaired (Stage 2) | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(13)
Loans | Provisions | Lifetime ECL not credit impaired (Stage 2) | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(1,692)
Loans | Provisions | Lifetime ECL not credit impaired (Stage 2) | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(164)	(239)
Loans | Provisions | Lifetime ECL not credit impaired (Stage 2) | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		(115)
Loans | Provisions | Lifetime ECL not credit impaired (Stage 2) | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	291	449
Loans | Provisions | Lifetime ECL not credit impaired (Stage 2) | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(180)
Loans | Provisions | Lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(3,887)	(3,841)
Net remeasurement of loan loss provisions	(3)	59
Disposals and redemptions	(95)	(266)
Net drawdowns and repayments		84
Changes in models/risk parameters	(2)
Increase in loan loss provisions	819	714
Write-offs	(379)	(787)
Disposals3		(283)
Recoveries of amounts previously written off	23	71
Foreign exchange and other movements	83	258
Closing balance	(4,432)	(3,887)
Loans | Provisions | Lifetime ECL credit impaired (Stage 3) | Adjustment
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(73)
Loans | Provisions | Lifetime ECL credit impaired (Stage 3) | Adjusted balance
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January		(3,914)
Loans | Provisions | Lifetime ECL credit impaired (Stage 3) | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(19)	(36)
Loans | Provisions | Lifetime ECL credit impaired (Stage 3) | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		978
Loans | Provisions | Lifetime ECL credit impaired (Stage 3) | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(65)	€ (105)
Loans | Provisions | Lifetime ECL credit impaired (Stage 3) | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	€ 1,002